Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's Internal Credit Rating Grades (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	100.00%	100.00%
Performing [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	96.32%	97.32%
Weighted PD	1.13%	1.54%
High grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	88.70%	89.01%
Weighted PD	0.66%	0.93%
Standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	4.53%	4.43%
Weighted PD	4.06%	5.00%
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	3.09%	3.88%
Weighted PD	10.39%	11.58%
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	2.62%	1.86%
Weighted PD	46.56%	29.73%
Impaired [Member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	1.06%	0.82%
Weighted PD	100.00%	100.00%